Other Receivables and Prepayments	6 Months Ended
Jun. 30, 2020
Receivables [Abstract]
OTHER RECEIVABLES AND PREPAYMENTS

6. OTHER RECEIVABLES AND PREPAYMENTS

Other receivables and prepayments as of June 30, 2020 and December 31, 2019 consisted of:

	June 30, 2020	December 31, 2019
	(Unaudited)
Prepaid insurance	$206,082	$154,011
Prepaid service fee	239,991	296,565
Rental deposits	10,508	8,584
Prepaid rental expenses	12,036	37,169
Prepaid research and development expenses	779,605	453,634
Other receivables	88,073	109,714
Others	25,207	19,366
	$1,361,502	$1,079,043

As of June 30, 2020 and December 31, 2019, the balance included $96,000 and $108,000 prepayment to Aenco Solutions Limited, a related party controlled by Ian Huen, the Chief Executive Officer and Executive Director of the Group, for tokens consultancy services respectively (see note 11).